Stock Options	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Stock Options

NOTE 7 - Stock Options

On October 10, 2006, the Board adopted and approved the 2006 Incentive Stock Option Plan (the “2006 Stock Plan”) that provides for the grant of stock options to employees, directors, officers and consultants. The 2006 Stock Plan provides for the granting of stock options to purchase a maximum of 5,000,000 shares of the Company’s common stock. Stock options granted to employees under the Company’s 2006 Stock Plan generally vest over two to five years or as otherwise determined by the plan administrator. Stock options to purchase shares of the Company’s common stock expire no later than ten years after the date of grant.

The per share exercise price for each stock option is determined by the Board and may not be below the underlying stock price on the date of grant as listed on the OTC Markets Group, Inc. QB tier (the “OTCQB”), or, if the Company’s common stock is not traded on the date of grant, the first day of active trading following the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The grant date fair value of stock options is calculated using the Black-Scholes-Merton formula which requires management to make assumptions regarding option time to expiration, expected volatility, and risk-free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the “simplified” method for determining the expected term of its “plain vanilla” stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

A summary of the Company’s stock option activity for the nine months ended May 31, 2012 and the year ended August 31, 2011, and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)

Outstanding at August 31, 2010	900,003	1.71
Grants	610,002	5.97
Exercises	(73,334)	1.61
Forfeitures	(476,666)	5.59
Outstanding at August 31, 2011	960,005	2.49
Forfeitures	(10,000)	3.27
Outstanding at May 31, 2012	950,005	2.48	7.09 years	253,001

Exercisable at May 31, 2012	435,667	3.18	5.82 years	99,001

Available for grant at May 31, 2012	3,976,661

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its third quarter of fiscal 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on May 31, 2012. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the three and nine months ended May 31, 2012 and 2011, and from May 5, 1998 (inception) to May 31, 2012:

	2012	2011	2012	2011	May 31, 2012
Stock Compensation Expense:
Selling general and administrative expense	$48,272	$1,114,125	$184,942	$2,669,468	$2,110,612

As of May 31, 2012, the Company had $180,678 of total unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 3.25 years.

Stock Option Activity During the Nine Months Ended May 31, 2012

On December 8, 2011, Mr. Todd Pitcher resigned from the Board. Mr. Pitcher had vested 6,667 stock options and forfeited 10,000 unvested stock options. During the year ended August 31, 2011, the Company recorded stock compensation of $27,784 for the amortization of the fair value of his stock option. Since the stock option was forfeited prior to 10,000 options vesting, $8,243 previously recognized for stock compensation was reversed on November 30, 2011, resulting in total stock compensation expense related to Mr. Pitcher’s stock option grant of $19,541. Mr. Pitcher has until December 8, 2013, to exercise his 6,667 vested stock options.

Stock Option Activity During the Year Ended August 31, 2011

On April 5, 2011, the Company granted a stock option to purchase up to 10,000 shares of the Company’s common stock at an exercise price of $2.50 per share, the fair market value of the Company’s common stock on the date of grant, to an employee as partial compensation for services. The stock options expire ten years from the date of grant, on April 5, 2021 and vests as follows: (a) 2,000 shares on December 1, 2011, and (b) 2,000 shares on each of April 1 of 2012, 2013, 2014, and 2015. The stock option is further subject to the terms and conditions of a stock option agreement between the Company and the employee. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that employee ceases to be one of the Company’s employee. Upon termination of such service, the employee will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted was $23,536, estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 133.0%, risk-free rate of 2.9%, and a term of 7.67 years. During the three and nine months ended May 31, 2012, the Company recognized $1,667 and $8,335 of expense related to this issuance.

On March 21, 2011, the Board appointed Mr. Todd Pitcher and Mr. Peter Fusaro as directors and granted them each a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $3.27 per share, the fair market value of the Company’s common stock on the date of grant. The stock options expire ten years from the date of grant, on March 21, 2021 and vests as follows: (a) 6,667 shares on March 21, 2011; (b) 5,000 shares on March 21, 2012; and (c) 5,000 shares on March 21, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each of Mr. Pitcher and Mr. Fusaro. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that either Mr. Pitcher or Mr. Fusaro ceases to be one of the Company’s directors. Upon termination of such service, Mr. Pitcher or Mr. Fusaro will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to Mr. Pitcher and Mr. Fusaro was $48,850, estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 133.3%, risk-free rate of 2.0%, and a term of 5.75 years. On December 8, 2011, Mr. Pitcher resigned from the Board. Mr. Pitcher had vested 6,667 stock options and forfeited 10,000 unvested stock options. During the year ended August 31, 2011, the Company recorded stock compensation of $27,784 for the amortization of the fair value of his stock option. Since the stock option was forfeited prior to 10,000 options vesting, $8,243 previously recognized for stock compensation was reversed on November 30, 2011 resulting in total stock compensation expense related to Mr. Pitcher’s stock option grant of $19,541. During the three and nine months ended May 31, 2012, the Company recognized $3,664 and $14,655 of expense related to Mr. Fusaro’s option grant and $8,243 of other income related to Mr. Pitchers unvested options described above.

On January 17, 2011, the Board appointed Mr. Javier Jimenez as a director and granted him a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $6.51 per share, the fair market value of the Company’s common stock on the date the stock option agreement was executed by Mr. Jimenez, January 19, 2011. The stock option expires ten years from the date of grant, on January 19, 2021 and vests as follows: (a) 6,667 shares on January 19, 2011; (b) 5,000 shares on January 19, 2012; and (c) 5,000 shares on January 19, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and Mr. Jimenez. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that Mr. Jimenez ceases to be one of the Company’s directors. Upon termination of such service, Mr. Jimenez will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted to Mr. Jimenez was $97,250 estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 133.4%, risk-free rate of 2.0%, and a term of 5.75 years. During the three and nine months ended May 31, 2012, the Company recognized $3,647 and $21,882 of expense related to this issuance.

On December 23, 2010, the Board approved, and the Company granted, a stock option to each of the Company’s three non-employee directors to purchase 16,667 shares of its common stock at an exercise price of $5.94 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires ten years from the date the applicable stock option agreement was executed, on January 17, 2021, and vests as follows: (a) 6,667 shares on January 17, 2011; (b) 5,000 shares on January 17, 2012; and (c) 5,000 shares on January 17, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each director. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be one of the Company’s directors. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to each of the Company’s three non-employee directors was $89,228 ($267,683 total) estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.8%, and a term of 5.75 years. During the three and nine months ended May 31, 2012, the Company recognized $10,038 and $56,883 of expense related to these issuances.

On December 17, 2010, the Board approved, and the Company granted, Mr. Andrew Farago, the Company's former Chief Operating Officer, a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The grant date fair value of the stock option granted to Mr. Farago was $2,878,274 estimated using the Black-Scholes-Merton formula containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.7%, and a term of 6.8 years. The stock option expired ten years from the date of grant and vested in certain blocks based on Mr. Farago achieving certain milestones. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Farago had vested 83,334 as a result of the Company appointing two new directors to its Board, who were recommended by Mr. Farago. During the year ended August 31, 2011, the Company recognized $479,712 as stock based compensation expense related to Mr. Farago’s 83,334 vested options which Mr. Farago has until August 12, 2012, to exercise.

Stock Option Grants During the Year Ended August 31, 2010

On December 15, 2009, the Board approved, and the Company granted, a stock option to each of three of its non-employee directors permitting each to purchase, subject to applicable vesting provisions, 16,667 shares of the Company’s common stock at an exercise price of $1.32 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires five years from the date of grant, on December 15, 2014 and vests as follows: (a) as to 6,667 shares on December 16, 2009; (b) as to 5,000 shares on December 16, 2010; and (c) as to 5,000 shares on December 16, 2011. The stock options are further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each 16,667 stock option was estimated at $1.05 each, for a total of $17,500, using the Black-Scholes-Merton formula with the following weighted average assumptions: 0% dividend yield, expected volatility of 140.41%, risk-free interest rate of 1.38%, and expected life of 3.25 years. During the three months ended May 31, 2012 and 2011, the Company recorded stock compensation of $0 and $1,969, respectively for the amortization of the fair value of these stock options. During the nine months ended May 31, 2012 and 2011, the Company recorded stock compensation of $2,297 and $10,500, respectively for the amortization of the fair value of these stock options.

Stock Options Granted to and Forfeited by John A. Conklin

On April 1, 2010, the Company entered into a consulting agreement with Mr. John A. Conklin whereby Mr. Conklin provided technical advice, guidance, and management oversight to help advance the commercial development of the Company’s technologies, including but not necessarily limited to its SolarWindow™ and MotionPower™ technologies. In consideration of Mr. Conklin’s services, the Company paid Mr. Conklin $11,000 per calendar month for the first three calendar months of the consulting agreement and $12,444 for each calendar month of service thereafter. In additional consideration of Mr. Conklin’s services, the Company granted Mr. Conklin a stock option to purchase up to 83,334 shares of the Company’s common stock at an exercise price of $1.62 per share, the fair market value of the Company’s common stock on the date of grant. The stock option granted Mr. Conklin vests upon the achievement of specific technical, product development, and/or business milestones. The grant date fair value of the 83,334 stock options was estimated at $1.44 each for a total of $119,975, using the Black-Scholes-Merton formula with the following weighted average assumptions: 0% dividend yield, expected volatility of 139.53%, risk-free interest rate of 2.59%, and expected life of five years. Under the terms of the stock option agreement, the stock option agreement terminates and there will be no further vesting of stock options effective as of the date that Mr. Conklin ceases to provide consulting services to the Company. Upon termination of such service, Mr. Conklin will have a specified period of time to exercise vested stock options, if any.

Upon the resignation of Mr. Meetesh Patel, the Company’s then President, CEO, and CFO, the Company appointed Mr. Conklin to serve as the Company’s President, CEO, and CFO, effective August 9, 2010. Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the 83,334 stock options previously granted to him on April 1, 2010, were forfeited. During the year ended August 31, 2010, the Company recorded stock compensation of $13,131 for the amortization of the fair value of the 83,334 stock options. Since the stock option was forfeited prior to any of it vesting, the $13,131 previously recognized for stock compensation was reversed on August 9, 2010, the date of forfeiture, resulting in a net $0 impact to the consolidated financial statements.

Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the Board granted a stock option to purchase up to 666,666 shares of the Company’s common stock, subject to certain vesting requirements, at an exercise price of $1.65 per share. The stock option expires ten years from the date of grant, on August 9, 2020. Subject to the restrictions and earlier termination provisions set forth in the stock option agreement, the option vests as follows:

1. as to 166,667 shares or such portion thereof as may be determined by the Board at its sole discretion, when one or more of the following items related to the development, production, manufacturing, and sale of any commercially viable product have been successfully executed: (a) completion of final design and/or engineering; (b) the establishment of manufacturing facilities, whether in-house or outsourced; and (c) the initial filing of any product safety approval applications, if required, in order to allow for the commercial sale of products by the Company;

2. as to 166,667 shares upon commencing commercial sales of any of the Company’s products, as reported in the Company's financial statements, whether to retail customers or wholesale customers;

3. 33,333 shares for each calendar year of service in an Executive Position for the next five years (166,667 shares in the aggregate), which shall become exercisable as to 33,333 shares on August 9, 2011 and 33,333 shares on each anniversary thereof through August 9, 2015.

4. as to 166,667 shares when, to the Board’s satisfaction, the Company enters into a favorable business partnership with a third-party commercial organization in the industry segment related to the Company’s product development and sales efforts, under any of the following conditions:

(a) a product development relationship whereby the third-party partner makes a significant financial investment, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(b) a product development relationship whereby the third-party partner invests significant research and development resources, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(c) a strategic partnership with the third-party partner where, as determined at the Board’s discretion, such a partnership provides significant business advantages to the Company which it would otherwise not have, whether related to product development, commercial sales, industry position, or business reputation.

The fair market value of the Company’s common stock on the date of grant was $1.62 per share. The grant date fair value of the 666,666 stock options was estimated at $1.50 each, for a total of $1,008,814, using the Black-Scholes-Merton formula with the following assumptions: dividend yield of 0%, expected volatility of 134.81%, risk-free interest rate of 2.21%, and expected life of 7.2 years. During the three months ended May 31, 2012 and 2011, the Company recorded stock compensation of $26,823 and $127,735, respectively for the amortization of the fair value of this stock option. During the nine months ended May 31, 2012 and 2011, the Company recorded stock compensation of $80,469 and $599,378, respectively for the amortization of the fair value of this stock option.

The following table summarizes information about stock options outstanding and exercisable at May 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable
		Weighted	Weighted		Weighted Average	Weighted
Range of	Number of	Average	Average	Number	Remaining	Average
Exercise	Options	Contractural	Exercise	of Options	Contractual	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Life (Years)	Price

$1.32	50,001	2.54	$1.32	50,001	2.54	$1.32
$1.65	666,667	8.20	$1.65	200,000	8.20	$1.65
$2.50	10,000	8.85	$2.50	4,000	8.85	$2.50
$2.55	33,334	6.28	$2.55	19,998	6.28	$2.55
$3.27	23,334	6.73	$3.27	18,334	6.16	$3.27
$4.98	16,667	5.78	$4.98	13,332	5.78	$4.98
$5.94	50,001	8.57	$5.94	35,001	8.57	$5.94
$6.21	83,334	0.20	$6.21	83,334	0.20	$6.21
$6.51	16,667	8.64	$6.51	11,667	8.64	$6.51

Total	950,005	7.09	$2.48	435,667	5.82	$3.18

In addition to stock compensation recorded for the stock option grants and forfeitures discussed above, the Company recorded stock compensation for stock options previously granted and vesting over time of $2,433 and $4,513 during the three months ended May 31, 2012 and 2011, respectively, and $8,665 and $15,363 during the nine months ended May 31, 2012 and 2011, respectively.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Note 9. Stock Options

On October 10, 2006, the Board adopted and approved the 2006 Incentive Stock Option Plan (the “2006 Stock Plan”) that provides for the grant of stock options to employees, directors, officers and consultants. The 2006 Stock Plan provides for the granting of stock options to purchase a maximum of 5,000,000 shares of the Company’s common stock. Stock options granted to employees under the Company’s 2006 Stock Plan generally vest over two to five years or as otherwise determined by the plan administrator. Stock options to purchase shares of the Company’s common stock expire no later than ten years after the date of grant.

The per share exercise price for each stock option is determined by the Board and may not be below the underlying stock price on the date of grant as listed on the OTC Markets Group, Inc. QB tier (the “OTCQB”), or, if the Company’s common stock is not traded on the date of grant, the first day of active trading following the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The grant date fair value of stock options is calculated using the Black-Scholes option pricing model which requires management to make assumptions regarding option time to expiration, expected volatility, and risk-free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the “simplified” method for determining the expected term of its “plain vanilla” stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

A summary of the Company’s stock option activity for the years ended August 31, 2011 and 2010, and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2009	716,668	1.68
Grants	933,336	1.61
Forfeitures	(750,001)	1.56
Outstanding at August 31, 2010	900,003	1.71
Grants	610,002	5.97
Exercises	(73,334)	1.61
Forfeitures	(476,666)	5.59
Outstanding at August 31, 2011	960,005	2.49	8.6 years	48,501

Exercisable at August 31, 2011	215,003	4.22	8.0 years	33,951

Available for grant at August 31, 2011	3,966,661

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of its fourth quarter of fiscal 2011 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on August 31, 2011. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the years ended August 31, 2011 and 2010, and since May 5, 1998 (inception) to August 31, 2011:

			Cumulative
	Year Ended		May 5, 1998
	August 31,		(Inception) to
	2011	2010	August 31, 2011
Stock Compensation Expense:
Personnel	$1,209,650	$111,691	$1,443,160
Professional fees	341,429	70,378	482,510
Total	$1,551,079	$182,069	$1,925,670

Stock Option Grants During the Year Ended August 31, 2011

On April 5, 2011, the Company granted a stock option to purchase up to 10,000 shares of the Company’s common stock at an exercise price of $2.50 per share, the fair market value of the Company’s common stock on the date of grant, to an employee as partial compensation for services. The stock options expire ten years from the date of grant, on April 5, 2021 and vests as follows: (a) 2,000 shares on December 1, 2011, and (b) 2,000 shares on each of April 1 of 2012, 2013, 2014, and 2015. The stock option is further subject to the terms and conditions of a stock option agreement between the Company and the employee. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that employee ceases to be one of the Company’s employee. Upon termination of such service, the employee will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted was $23,536, estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 133.0%, risk-free rate of 2.9%, and a term of 7.67 years. During the year ended August 31, 2011, the Company recognized $7,028 of expense related to this issuance.

On March 21, 2011, the Board appointed Mr. Todd Pitcher and Mr. Peter Fusaro as directors and granted them each a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $3.27 per share, the fair market value of the Company’s common stock on the date of grant. The stock options expire ten years from the date of grant, on March 21, 2021 and vests as follows: (a) 6,667 shares on March 21, 2011; (b) 5,000 shares on March 21, 2012; and (c) 5,000 shares on March 21, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each of Mr. Pitcher and Mr. Fusaro. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that either Mr. Pitcher or Mr. Fusaroceases to be one of the Company’s directors. Upon termination of such service, Mr. Pitcher or Mr. Fusarowill have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to Mr. Pitcher and Mr. Fusarowas $48,850, estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 133.3%, risk-free rate of 2.0%, and a term of 5.75 years. During the year ended August 31, 2011, the Company recognized $55,568 of expense related to this issuance.

On January 17, 2011, the Board appointed Mr. Javier Jimenez as a director and granted him a stock option to purchase 16,667 shares of the Company’s common stock at an exercise price of $6.51 per share, the fair market value of the Company’s common stock on the date the stock option agreement was executed by Mr. Jimenez, January 19, 2011. The stock option expires ten years from the date of grant, on January 19, 2021 and vests as follows: (a) 6,667 shares on January 19, 2011; (b) 5,000 shares on January 19, 2012; and (c) 5,000 shares on January 19, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and Mr. Jimenez. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that Mr. Jimenez ceases to be one of the Company’s directors. Upon termination of such service, Mr. Jimenez will have a specified period of time to exercise vested stock options, if any. The grant date fair value of the stock option granted to Mr. Jimenez was $97,250 estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 133.4%, risk-free rate of 2.0%, and a term of 5.75 years. During the year ended August 31, 2011, the Company recognized $66,252 of expense related to this issuance.

On December 23, 2010, the Board approved, and the Company granted, a stock option to each of the Company’s three non-employee directors to purchase 16,667 shares of its common stock at an exercise price of $5.94 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires ten years from the date the applicable stock option agreement was executed, on January 17, 2021, and vests as follows: (a) 6,667 shares on January 17, 2011; (b) 5,000 shares on January 17, 2012; and (c) 5,000 shares on January 17, 2013. The stock options are further subject to the terms and conditions of a stock option agreement between the Company and each director. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be one of the Company’s directors. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each of the stock options granted to each of the Company’s three non-employee directors was $89,228 estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.8%, and a term of 5.75 years. During the year ended August 3, 2011, the Company recognized $187,378 of expense related to this issuance.

On December 17, 2010, the Board approved, and the Company granted, Mr. Andrew Farago, the Company's former Chief Operating Officer, a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The grant date fair value of the stock option granted to Mr. Farago was $2,878,274 estimated using a Black-Scholes model containing the following assumptions: dividend yield of 0%, volatility of 134.4%, risk-free rate of 2.7%, and a term of 6.8 years. The stock option expired ten years from the date of grant and vested in certain blocks based on Mr. Farago achieving certain milestones. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Fargo had vested 83,334 as a result of the Company appointing two new directors to its Board, who were recommended by Mr. Farago. During the year ended August 31, 2011, the Company recognized $479,712 as stock based compensation expense related to Mr. Farago’s 83,334 vested options which Mr. Farago has until August 12, 2012, to exercise.

Stock Option Grants During the Year Ended August 31, 2010

On December 15, 2009, the Board approved, and the Company granted, a stock option to each of three of its non-employee directors permitting each to purchase, subject to applicable vesting provisions, 16,667 shares of the Company’s common stock at an exercise price of $1.32 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires five years from the date of grant, on December 15, 2014 and vests as follows: (a) as to 6,667 shares on December 16, 2009; (b) as to 5,000 shares on December 16, 2010; and (c) as to 5,000 shares on December 16, 2011. The stock options are further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each 16,667 stock option was estimated at $1.05 each, for a total of $17,500, using the Black-Scholes option pricing model with the following weighted average assumptions: 0% dividend yield, expected volatility of 140.41%, risk-free interest rate of 1.38%, and expected life of 3.25 years. During the year ended August 31, 2011 and 2010, the Company recorded stock compensation of $12,469 and $37,734, respectively for the amortization of the fair value of these stock options.

Stock Options Granted to and Forfeited by Meetesh Patel

Mr. Meetesh Patel was appointed a Director of the Company on September 19, 2008, the President and Chief Executive Officer (“CEO”) on October 15, 2008 and the Chief Financial Officer (“CFO”) on January 9, 2009. On August 9, 2010, Mr. Patel resigned from all executive positions held with the Company and as one of its directors.

Pursuant to an Employment Agreement dated June 24, 2009, with Mr. Patel, the Board approved an annual salary of $150,000, a stipend of $1,200 per month, beginning October 15, 2008, the date he was appointed President and Chief Executive Officer and continuing the duration of the term of the Employment Agreement to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan, and the grant of a stock option to purchase up to 666,666 shares of the Company’s common stock, subject to certain vesting requirements, at an exercise price of $1.56 per share, the fair market value of the Company’s common stock on the date of grant. The grant date fair value of the 666,666 stock options was estimated at $1.47 each, for a total of $980,000, using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 147.10%, risk-free interest rate of 3.39%, and expected life of 6.25 years. Pursuant to the stock option agreement, all unvested stock options were forfeited when Mr. Patel ceased to serve as an officer or director of the Company. Therefore, effective upon resignation, all 666,666 unvested stock options were forfeited by Mr. Patel. During the years ended August 31, 2010 and 2009, the Company recorded stock compensation of $344,021 and $121,819, respectively, for the amortization of the fair value of this stock option. Since the stock option was forfeited prior to any of it vesting, the $465,840 previously recognized for stock compensation was reversed on August 9, 2010, the date of forfeiture.

On December 15, 2009, the Board approved, and the Company granted, a stock option to Mr. Patel to purchase up to 83,334 shares of the Company’s common stock at an exercise price of $1.32 per share. The stock option granted to Mr. Patel was fully vested and exercisable upon grant. Pursuant to the stock option agreement, Mr. Patel had 90 days following the date he ceased to be an officer or director of the Company to exercise these stock options. Accordingly, Mr. Patel had until November 7, 2010, to exercise the 83,334 stock options granted to him. On November 1, 2010, Mr. Patel exercised 23,334 of the 83,334 stock options granted to him on December 15, 2009. The remaining 60,000 stock options were forfeited, unexercised, effective November 7, 2010.

On April 6, 2010, the Company entered into an amendment to the Employment Agreement dated June 24, 2009 with Mr. Patel (the “Amended Employment Agreement”), pursuant to which Mr. Patel agreed to continue to serve as the Company’s President and CEO, until March 31, 2011 (the “Employee Employment Commitment”). In consideration of the Employee Employment Commitment, Mr. Patel was granted a stock option to purchase up to 50,000 shares of the Company’s common stock at an exercise price of $1.74 per share. Subject to the terms, restrictions and earlier termination provisions as set forth in the option agreement dated April 6, 2010, between the Company and Mr. Patel, the option vested as follows: 12,500 on June 30, 2010; 12,500 on September 30, 2010; 12,500 on December 31, 2010; and 12,500 on March 31, 2011.

As of the date that Mr. Patel tendered his resignation, 12,500 of the 50,000 stock options had vested. Pursuant to the stock option agreement, the vesting of this stock option was accelerated when the Company mutually terminated the Amended Employment Agreement between the Company and Mr. Patel and Mr. Patel had the right at any time within the then remaining exercise period of such vested stock options to exercise the 50,000 stock options granted to him on April 6, 2010. On November 1, 2010, Mr. Patel exercised all 50,000 of these stock options via the cashless exercise option set forth in the option agreement and the Company issued 26,984 shares of its common stock in full settlement of this stock option exercise.

Stock Options Granted to and Forfeited by John A. Conklin

On April 1, 2010, the Company entered into a consulting agreement with Mr. John A. Conklin whereby Mr. Conklin provided technical advice, guidance, and management oversight to help advance the commercial development of the Company’s technologies, including but not necessarily limited to its SolarWindow™ and MotionPower™ technologies. In consideration of Mr. Conklin’s services, the Company paid Mr. Conklin $11,000 per calendar month for the first three calendar months of the consulting agreement and $12,444 for each calendar month of service thereafter. In additional consideration of Mr. Conklin’s services, the Company granted Mr. Conklin a stock option to purchase up to 83,334 shares of the Company’s common stock at an exercise price of $1.62 per share, the fair market value of the Company’s common stock on the date of grant. The stock option granted Mr. Conklin vests upon the achievement of specific technical, product development, and/or business milestones. The grant date fair value of the 83,334 stock options was estimated at $1.44 each for a total of $119,975, using the Black-Scholes option pricing model with the following weighted average assumptions: 0% dividend yield, expected volatility of 139.53%, risk-free interest rate of 2.59%, and expected life of five years. Under the terms of the stock option agreement, the stock option agreement terminates and there will be no further vesting of stock options effective as of the date that Mr. Conklin ceases to provide consulting services to the Company. Upon termination of such service, Mr. Conklin will have a specified period of time to exercise vested stock options, if any.

Upon Mr. Patel’s resignation, the Company appointed Mr. Conklin to serve as the Company’s President, CEO, and CFO, effective August 9, 2010. Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the 83,334 stock options previously granted to him on April 1, 2010, were forfeited. During the year ended August 31, 2010, the Company recorded stock compensation of $13,131 for the amortization of the fair value of the 83,334 stock options. Since the stock option was forfeited prior to any of it vesting, the $13,131 previously recognized for stock compensation was reversed on August 9, 2010, the date of forfeiture, resulting in a net $0 impact to the consolidated financial statements.

Pursuant to Mr. Conklin’s Employment Agreement dated August 9, 2010, the Board granted a stock option to purchase up to 666,666 shares of the Company’s common stock, subject to certain vesting requirements, at an exercise price of $1.65 per share. The stock option expires ten years from the date of grant, on August 9, 2020. Subject to the restrictions and earlier termination provisions set forth in the stock option agreement, the option vests as follows:

1. as to 166,667 shares or such portion thereof as may be determined by the Board at its sole discretion, when one or more of the following items related to the development, production, manufacturing, and sale of any commercially viable product have been successfully executed:

(a) completion of final design and/or engineering;

(b) the establishment of manufacturing facilities, whether in-house or outsourced; and

(c) the initial filing of any product safety approval applications, if required, in order to allow for the commercial sale of products by the Company;

2. as to 166,667 shares upon commencing commercial sales of any of the Company’s products, as reported in the Company's financial statements, whether to retail customers or wholesale customers;

3. 33,333 shares for each calendar year of service in an Executive Position for the next five years (166,667 shares in the aggregate), which shall become exercisable as follows:

(a) as to 33,333 shares on August 9, 2011;

(b) as to 33,333 shares on August 9, 2012;

(c) as to 33,333 shares on August 9, 2013;

(d) as to 33,333 shares on August 9, 2014; and

(e) as to 33,333 shares on August 9, 2015.

4. as to 166,667 shares when, to the Board’s satisfaction, the Company enters into a favorable business partnership with a third-party commercial organization in the industry segment related to the Company’s product development and sales efforts, under any of the following conditions:

(a) a product development relationship whereby the third-party partner makes a significant financial investment, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(b) a product development relationship whereby the third-party partner invests significant research and development resources, as determined at the Board’s discretion, directed towards the development of the Company’s products; or

(c) a strategic partnership with the third-party partner where, as determined at the Board’s discretion, such a partnership provides significant business advantages to the Company which it would otherwise not have, whether related to product development, commercial sales, industry position, or business reputation.

The fair market value of the Company’s common stock on the date of grant was $1.62 per share. The grant date fair value of the 666,666 stock options was estimated at $1.50 each, for a total of $1,008,814, using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 134.81%, risk-free interest rate of 2.21%, and expected life of 7.2 years. During the year ended August 31, 2011 and 2010, the Company recorded stock compensation of $722,909 and $78,607, respectively for the amortization of the fair value of this stock option.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2011:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Prices ($)	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

1.32	50,001	3.3	1.32	35,001	3.3	1.32
1.65	666,667	9.0	1.65	33,334	9.0	1.65
2.50	10,000	9.6	2.50	—	—	—
2.55	33,334	7.0	2.55	13,334	7.0	2.55
3.27	33,334	9.6	3.27	13,334	9.6	3.27
4.98	16,667	6.5	4.98	9,999	6.5	4.98
5.94	50,001	9.4	5.94	20,000	9.4	5.94
6.21	83,334	9.3	6.21	83,334	9.3	6.21
6.51	16,667	9.4	6.51	6,667	9.4	6.51
$1.32 - $6.51	960,005	8.6	2.49	215,003	8.0	4.22

In addition to stock compensation recorded for the stock option grants and forfeitures discussed above, the Company recorded stock compensation of $19,762 and $32,645 during the year ended August 31, 2011 and 2010, respectively for stock options previously granted and vesting over time.

As of August 31, 2011, the Company had $404,176 of total unrecognized compensation cost related to unvested stock options which is expected to be recognized over a weighted average period of 5.0 years. From inception to date, the Company has recognized $1,925,670 of compensation expense related to stock options.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.